Note 5 - Intangible Assets	12 Months Ended
Oct. 31, 2015
Notes to Financial Statements
Intangible Assets Disclosure [Text Block]
(5)	Intangible Assets

Aggregate amortization expense for amortizing intangible assets was $10,860, $40,612 and $69,733 for the years ended October 31, 2015, 2014 and 2013, respectively. Amortization of intangible assets is calculated using a straight-line method over the estimated useful lives of the intangible assets.